Capital stock and capital risk management - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 05, 2024	Dec. 31, 2024	Dec. 31, 2022	Aug. 06, 2024	Dec. 31, 2023	Apr. 24, 2023	Dec. 07, 2022	Oct. 04, 2022	Sep. 27, 2022	Apr. 26, 2022	Dec. 31, 2021
Number of shares outstanding		95,285,453	88,406,480		95,355,432			3,215,483			88,629,879
Reduction of issued capital	$ 19,965	$ 19,965	$ 39,530
Common Stock, Conversion Basis		to obtain 1 Series A share representative of the capital stock of the Company for each 31 Warrants owned
Creation of a fund to acquire own shares				$ 50,000		$ 29,859	$ 25,625			$ 23,840
Increase (Decrease) Through Number Of Shares Repurchased Equity		2,081,198	3,234,163
Increase (Decrease) Through Share Repurchase, Equity		$ (99,846)	$ (29,304)
Legal reserve		$ 14			$ 101	$ 5,630	$ 1,348			$ 1,255
Percentage of legal reserve to share capital		20.00%
Share Repurchase Reserve		$ 129,324			79,324
Total amount of legal reserve		$ 8,233			$ 8,233
Bottom of range [member]
Percentage of profit allocated to legal reserve		5.00%
Treasury shares [member]
Number of shares outstanding		33,506,788			33,436,809
Series A common shares [member]
Shares issued		1,176,811	2,038,643
Number of shares approved for incentive plans		2,011,219	972,121		5,772,141				39,530
Number of shares outstanding		95,285,451	88,406,478		95,355,430						88,629,877
Reduction of issued capital		$ 19,965	$ 39,530
Increase (Decrease) Through Number Of Shares Repurchased Equity		2,081,198	3,234,163
Increase (Decrease) Through Share Repurchase, Equity		$ (99,846)	$ (29,304)